UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     May 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $200,046 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3054    55373 SH       OTHER                   55373        0        0
ADOBE SYS INC                  COM              00724F101     2547    71578 SH       OTHER                   71578        0        0
AETNA INC NEW                  COM              00817Y108     2482    58980 SH       OTHER                   58980        0        0
AIR PRODS & CHEMS INC          COM              009158106     4648    50517 SH       OTHER                   50517        0        0
ALLSTATE CORP                  COM              020002101     3029    63032 SH       OTHER                   63032        0        0
AMGEN INC                      COM              031162100     1275    30522 SH       OTHER                   30522        0        0
ANADARKO PETE CORP             COM              032511107     3473    55096 SH       OTHER                   55096        0        0
APPLE INC                      COM              037833100     3268    22771 SH       OTHER                   22771        0        0
AT&T INC                       COM              00206R102     3769    98418 SH       OTHER                   98418        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3951   104225 SH       OTHER                  104225        0        0
BB&T CORP                      COM              054937107      796    24831 SH       OTHER                   24831        0        0
BECTON DICKINSON & CO          COM              075887109     2641    30766 SH       OTHER                   30766        0        0
CAPITAL ONE FINL CORP          COM              14040H105     1705    34633 SH       OTHER                   34633        0        0
CATERPILLAR INC DEL            COM              149123101     1800    22992 SH       OTHER                   22992        0        0
CHEVRON CORP NEW               COM              166764100      412     4832 SH       OTHER                    4832        0        0
CISCO SYS INC                  COM              17275R102     2776   115224 SH       OTHER                  115224        0        0
CIT GROUP INC                  COM              125581108     1365   115232 SH       OTHER                  115232        0        0
CITIGROUP INC                  COM              172967101     2366   110456 SH       OTHER                  110456        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1505    79338 SH       OTHER                   79338        0        0
CONOCOPHILLIPS                 COM              20825C104     3288    43144 SH       OTHER                   43144        0        0
CVS CAREMARK CORPORATION       COM              126650100     2781    68652 SH       OTHER                   68652        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1667    53109 SH       OTHER                   53109        0        0
E M C CORP MASS                COM              268648102     1602   111697 SH       OTHER                  111697        0        0
EATON CORP                     COM              278058102      517     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103     1518    50861 SH       OTHER                   50861        0        0
EXELON CORP                    COM              30161N101     6555    80657 SH       OTHER                   80657        0        0
EXXON MOBIL CORP               COM              30231G102     7188    84982 SH       OTHER                   84982        0        0
FRANKLIN RES INC               COM              354613101     2247    23163 SH       OTHER                   23163        0        0
GENERAL ELECTRIC CO            COM              369604103     4467   120687 SH       OTHER                  120687        0        0
GENERAL MLS INC                COM              370334104     1891    31585 SH       OTHER                   31585        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     2525    59498 SH       OTHER                   59498        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1962    11861 SH       OTHER                   11861        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3339   231567 SH       OTHER                  231567        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      439    32543 SH       OTHER                   32543        0        0
HEWLETT PACKARD CO             COM              428236103     2392    52381 SH       OTHER                   52381        0        0
HONEYWELL INTL INC             COM              438516106     3205    56814 SH       OTHER                   56814        0        0
INTEL CORP                     COM              458140100     2490   117576 SH       OTHER                  117576        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3294    28606 SH       OTHER                   28606        0        0
JOHNSON & JOHNSON              COM              478160104     3323    51221 SH       OTHER                   51221        0        0
JP MORGAN CHASE & CO           COM              46625H100      204     4748 SH       OTHER                    4748        0        0
KIMBERLY CLARK CORP            COM              494368103     2114    32754 SH       OTHER                   32754        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2672    24441 SH       OTHER                   24441        0        0
LOCKHEED MARTIN CORP           COM              539830109      212     2130 SH       OTHER                    2130        0        0
MCDONALDS CORP                 COM              580135101     1385    24826 SH       OTHER                   24826        0        0
MCGRAW HILL COS INC            COM              580645109     1619    43807 SH       OTHER                   43807        0        0
MERCK & CO INC                 COM              589331107      604    15909 SH       OTHER                   15909        0        0
MORGAN STANLEY                 COM NEW          617446448     2867    62743 SH       OTHER                   62743        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      740    40669 SH       OTHER                   40669        0        0
NIKE INC                       CL B             654106103     1877    27606 SH       OTHER                   27606        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2907    53514 SH       OTHER                   53514        0        0
PARKER HANNIFIN CORP           COM              701094104      374     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     3393    46996 SH       OTHER                   46996        0        0
PNC FINL SVCS GROUP INC        COM              693475105      799    12184 SH       OTHER                   12184        0        0
PPL CORP                       COM              69351T106     8236   179356 SH       OTHER                  179356        0        0
PROCTER & GAMBLE CO            COM              742718109     3944    56280 SH       OTHER                   56280        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     2116    52652 SH       OTHER                   52652        0        0
QUALCOMM INC                   COM              747525103     2617    63833 SH       OTHER                   63833        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      184    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     3705    42585 SH       OTHER                   42585        0        0
SELECTIVE INS GROUP INC        COM              816300107     1490    62388 SH       OTHER                   62388        0        0
STARBUCKS CORP                 COM              855244109      681    38905 SH       OTHER                   38905        0        0
STATE STR CORP                 COM              857477103     2542    32180 SH       OTHER                   32180        0        0
STRYKER CORP                   COM              863667101     1925    29585 SH       OTHER                   29585        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      413    20282 SH       OTHER                   20282        0        0
SYSCO CORP                     COM              871829107     1552    53474 SH       OTHER                   53474        0        0
TEXAS INSTRS INC               COM              882508104     2596    91841 SH       OTHER                   91841        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3208    46621 SH       OTHER                   46621        0        0
UNIVEST CORP PA                COM              915271100    28831  1100859 SH       OTHER                 1100859        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3006    61211 SH       OTHER                   61211        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2985    81883 SH       OTHER                   81883        0        0
WACHOVIA CORP NEW              COM              929903102     1715    63520 SH       OTHER                   63520        0        0
WELLS FARGO & CO NEW           COM              949746101     2981   102434 SH       OTHER                  102434        0        0